Stock-Based Compensation Arrangements	12 Months Ended
Dec. 31, 2011
Stock Based Compensation Arrangements [Abstract]
Stock-Based Compensation Arrangements

Note 5 – Stock-Based Compensation Arrangements

We grant restricted stock and stock options to employees and directors as incentive compensation. The restricted stock and options generally vest over three years. The vesting of these shares and options is dependent upon the continued service of the grantees with Endeavour. Upon the occurrence of a change in control, each outstanding share of restricted stock and stock option will immediately vest.

At December 31, 2011, total compensation cost related to nonvested awards not yet recognized was approximately $ 5.1 million and is expected to be recognized over a weighted average period of less than two years. For the year ended December 31, 2011, we included approximately $ 1.1 million of stock-based compensation in capitalized G&A in property and equipment.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. We did not grant any options during 2011 and 2010. The weighted average grant-date fair value of options granted during 2009 was $0.25. The following summarizes the weighted average of the assumptions used in the option-pricing model and the method for determining the assumptions:

	For the Year Ended December 31,
	2011	2010	2009	Method of Determining Assumptions
Risk-free rate	-	-	1.5%	U.S. treasury yield curve in effect at the time of grant for the duration of estimated term
Expected years until exercise	-	-	4.25	Historical data regarding option exercises and employee terminations
Expected stock volatility	-	-	56%	Historical Endeavour volatility for the length of the expected term
Dividend yield	-	-	-	Historical

Stock Options

Information relating to stock options, including notional stock options, is summarized as follows:

		Weighted	Weighted
	Number of	Average	Average
	Shares	Exercise	Contractual	Aggregate
	Underlying	Price per	Life in	Intrinsic
	Options	Share	Years	Value
Balance outstanding January 1, 2011	464	$10.03
Exercised	(94)	5.58
Forfeited	(21)	12.95
Expired	(50)	23.60

Balance outstanding - December 31, 2011	299	$8.95	5.9	$432
Currently exercisable - December 31, 2011	267	$9.56	5.8	$276

Of options granted during 2009, 0.2 million options were granted pursuant to incentive plans which have been approved by our stockholders. All other stock options have been granted pursuant to stock option plans that were not subject to stockholder approval.

Information relating to stock options outstanding at December 31, 2011 is summarized as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Exercise Price Per Share
Less than $5.00	63	6.8	$3.78	31	$3.78
$5.00 - $10.00	159	6.2	8.34	159	8.34
$10.00 - $15.00	71	4.7	14.06	71	14.06
Greater than $15.00	6	4.4	18.97	6	18.97

Total	299	5.9	$8.95	267	$9.56

Restricted Stock

At December 31, 2011, our employees and directors held 0.8 million restricted shares of our common stock that vest over the service period of up to three years. The restricted stock awards were valued based on the closing price of our common stock on the measurement date, typically the date of grant, and compensation expense is recorded on a straight-line basis over the restricted share vesting period.

Status of the restricted shares as of December 31, 2011 and the changes during the year ended December 31, 2011 are presented below:

		Weighted
		Average Grant
		Date Fair
	Number of	Value per
	Shares	Share
Balance outstanding - January 1, 2011	816	$7.39
Granted	418	13.07
Vested	(357)	7.62
Forfeited	(47)	7.77

Balance outstanding - December 31, 2011	830	$10.13

Total grant date fair value of shares vesting during the period	$2,850

Non-Cash stock-based compensation is recorded in G&A expenses or capitalized G&A as follows:

	Year Ended
	December 31,
	2011	2010	2009

G&A Expenses	$2,988	$3,191	$2,464
Capitalized G&A	1,051	988	573

Total non-cash stock-based compensation	$4,039	$4,179	$3,037